Summary of Significant Accounting Policies - Product warranties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies
Accrued warranty at beginning of the year	¥ 842,345	¥ 233,366
Warranty cost incurred	(48,963)	(22,558)
Provision for warranty	800,930	631,537
Accrued warranty at end of the year	¥ 1,594,312	¥ 842,345